Commitments and Contingencies (Tables)	12 Months Ended
Dec. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Lease Payment for Non-Cancelable Opereating Leases

Future minimum lease payments for non-cancelable operating leases as of December 30, 2016 are as follows:

Future minimum lease payments
2017	$3,813
2018	1,649
2019	1,017
2020	967
2021	478
Thereafter	653

$8,577